Property and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Property and equipment, cost, beginning balance	$ 3,925,275	$ 3,894,722
Additions	0	31,251
Acquisition of Engine	128,823
Foreign exchange	(85)	(698)
Property and equipment, cost, ending balance	4,054,013	3,925,275
Accumulated depreciation, beginning balance	923,392	265,964
Depreciation	516,730	657,591
Foreign Exchange assets	(5)	(163)
Accumulated depreciation, ending balance	1,440,117	923,392
Property and equipment, net book value	2,613,896	3,001,883
Leasehold improvements [member]
Statement [Line Items]
Property and equipment, cost, beginning balance	3,655,619	3,655,734
Additions	0	0
Acquisition of Engine	0
Foreign exchange	0	(115)
Property and equipment, cost, ending balance	3,655,619	3,655,619
Accumulated depreciation, beginning balance	783,183	238,530
Depreciation	408,489	544,653
Foreign Exchange assets	0	0
Accumulated depreciation, ending balance	1,191,672	783,183
Property and equipment, net book value	2,463,947	2,872,436
Computer equipment [member]
Statement [Line Items]
Property and equipment, cost, beginning balance	269,656	238,988
Additions	0	31,251
Acquisition of Engine	128,823
Foreign exchange	(85)	(583)
Property and equipment, cost, ending balance	398,394	269,656
Accumulated depreciation, beginning balance	140,209	27,434
Depreciation	108,241	112,938
Foreign Exchange assets	(5)	(163)
Accumulated depreciation, ending balance	248,445	140,209
Property and equipment, net book value	$ 149,949	$ 129,447